UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                       Amendment No. 1 to Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   March 31, 1999

Check here if Amendment [  X  ]; Amendment Number:
     This Amendment (Check only one.):      [ X ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Creedon Capital Management, LLC
Address:       375 Park Avenue, Suite 2505
               New York, New York  10152


Form 13F File Number:  28-7674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Creedon
Title:    Managing Member
Phone:    (212) 980-4639

Signature, Place, and Date of Signing:

           /s/ Scott Creedon                  New York, New York        5/19/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       34

Form 13F Information Table Value Total:                   $   77,719
                                                              (thousands)


List of Other Included Managers:


None


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         Item 1:                        Item 2:                 Item 3:         Item 4:      Item 5:     Item 6: Item 7:   Item 8:
      Name of Issuer                    Title of                CUSIP           Value        Shares      Inv     Other     Voting
                                        Class                                   (x$1000)     Prn Amt     Discr   Managers  Authority

                                                                                                                           (a) Sole


ADAPTEC INC.                              SB NT CV 4.75%04        00651FAC2       2,310       2,750,000   SOLE             2,750,000
AMF BOWLING INC.                         DB CV Zero 144A18        03113VAA7         455       3,500,000   SOLE             3,500,000
AMKOR TECHNOLOGY INC.                     SB NT CV 5.75%03        031652AA8       3,904       4,500,000   SOLE             4,500,000
ANTEC CORP                                SUB NT CV 4.5%03        03664PAB1       2,794       2,500,000   SOLE             2,500,000
BRIGHTPOINT INC.                           SB LYON ZERO 18        109473AC2       2,210       8,500,000   SOLE             8,500,000
CELLSTAR CORP                              SUB NT CONV5%02        150925AC9       1,097       1,389,000   SOLE             1,389,000
CENTOCOR INC.                             SB DB CV 4.75%05        152342A31       2,940       3,000,000   SOLE             3,000,000
CIRRUS LOGIC CORP                            SB NT CV 6%03        172755AC4       1,360       2,000,000   SOLE             2,000,000
CKE RESTAURANTS INC.                      SB NT CV 4.25%04         1256EAB1       1,560       2,000,000   SOLE             2,000,000
CNET INC.                                 SB NT CV 144A 06        125945AA3         701         500,000   SOLE               500,000
DIAMOND OFFSHORE DRILLING INC.            SB NT CV 3.75%07        25271CAA0       1,568       1,500,000   SOLE             1,500,000
FINANCIAL FED CORP                        SUB NT CV 4.5%05        317492AC0       1,075       1,250,000   SOLE             1,250,000
HALTER MARINE GROUP INC                 SR SB NT CV 4.5%04        40642YAC9         765       1,500,000   SOLE             1,500,000
HMT TECHNOLOGY INC.                       SB NT CV 5.75%04        403917AD9       1,560       3,000,000   SOLE             3,000,000
HUTCHINSON TECHNOLOGY INC..                  SB NT CV 6%05        448407AC0       1,658       1,500,000   SOLE             1,500,000
IOMEGA CORP                               SB NT CV 6.75%01        462030AA5         575         500,000   SOLE               500,000
INGRAM MICRO INC.                         SR DB CV ZERO 18        457153AA2       3,300      10,000,000   SOLE            10,000,000
LENNAR CORP                                SR DB CV ZRO 18        526057AA2       1,320       3,000,000   SOLE             3,000,000
LEVEL ONE COMMUNICATIONS                  SUB NT CONV 4%04        527295AC3      15,680       8.000,000   SOLE             8,000,000
MASCOTECH INC.                            SB DB CONV4.5%03        574670AB1       1,178       1,500,000   SOLE             1,500,000
MICRON TECHNOLOGY INC.                    SUB NT CONV 7%04        595112AB9       5,363       5,000,000   SOLE             5,000,000
NABORS INDS INC.                          SUB NT CONV 5%06        629568AA4       2,850       2,500,000   SOLE             2,500,000
NATIONAL AUSTRALIA BK LTD                   CAP UTS EXCHBL         63252539       7,172         225,000   SOLE               225,000
NEXSTAR PHARMACEUTICALS INC.              SB DB CV 6.25%04        65333BACO         874         750,000   SOLE               750,000
OMNICARE INC.                              SUB DEB CV 5%07        681904AD0       1,621       1,930,000   SOLE             1,930,000
PETSMART INC.                              SB NT CV 144A04        716768AA4       1,130       1,000,000   SOLE             1,000,000
PHOTOTRONICS INC.                         SUB NT CONV 6%04        719405AA0       1,485       1,500,000   SOLE             1,500,000
PHYCOR INC.                               SUB DB CV 4.5%03        71940FAB6       1,210       2,000,000   SOLE             2,000,000
PIER 1 IMPORTS INC.                       SB NT CV 5.75%03        720279AF6         580         500,000   SOLE               500,000
SILICON GRAPHICS INC.                     SR NT CV 5.25%04        827056AC6       2,628       2,970,000   SOLE             2,970,000
TOTAL RENAL CARE  HLDGS INC.             SB NT CV 144A7%09        89151AAA5       1,140       1,500,000   SOLE             1,500,000
UNITED STATESCELLULAR CORP.                   LYON ZERO 15        911684AA6       1,628       3,500,000   SOLE             3,500,000
WESTERN DIGITAL CORP.                     SB DB CV ZERO 18        958102AH8       3,063      12,500,000   SOLE            12,500,000
WMX TECHNOLOGIES INC.                      SUB NTS CV 2%05        929291AFA       1,935       2,000,000   SOLE             2,000,000





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